Financial Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Financial Assets And Liabilities [Line Items]
Finance lease liabilities	$ 34
Cash and cash equivalents	$ 256,380	$ 254,568	$ 342,111	$ 136,400
US Dollar [Member] | Cash Cash and Cash Equivalents and Current Assets [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Currency denominated percentage	75.00%	64.00%
US Dollar [Member] | Current Financial Assets and Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Currency denominated percentage	79.00%	69.00%